Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Short-Term Debts
Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB
Short-term borrowings	3.75%-6.50%	1-12 months	579,776,131

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB	US$
Short-term borrowings	1.45%-5.25%	1-12 months	349,299,134	50,643,614

Summary of Long-Term Debts
Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	954,444,171
Long-term borrowings	4.45%-6.00%	15-36 months	469,941,863

			1,424,386,034

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB	US$
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	361,120,106	52,357,493
Long-term borrowings	4.45%-6.50%	20-36 months	279,892,587	40,580,611

			641,012,693	92,938,104

Summary of Contractual Obligations Which Excludes the Impact of Discount of Time Value
The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2021 and 2022:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2021 (RMB)
Long-term debts – non-current	29,956,101	490,167,979	24,730,673	544,854,753
As of December 31, 2022 (RMB)
Long-term debts – non-current	4,086,053	76,963,214	681,629	81,730,896
As of December 31, 2022 (US$)
Long-term debts – non-current	592,422	11,158,617	98,827	11,849,866